Deferred Revenue (Details)	12 Months Ended
	Mar. 31, 2024 HKD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 HKD ($)
Deferred Revenue [Abstract]
Deferred revenue to be recognized in revenue	$ 54,195	$ 6,925